Risk Management Section - Credit Quality - Outstanding (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 878,985	€ 876,444
ING Bank portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	853,930	832,130
ING Bank portfolio, outstandings [member] | Neither past due nor non-performing [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	831,340	816,588
ING Bank portfolio, outstandings [member] | Business lending past due but performing (1-90 days) [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	7,747
ING Bank portfolio, outstandings [member] | Consumer lending past due but performing (1-90 days) [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3,367	4,440
ING Bank portfolio, outstandings [member] | Non-performing [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 11,477	€ 11,102